                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended March 31, 2003.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 600           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 1st day of May, 2003.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

Conifer Securities, LLC
FORM 13F
CIMCO
31-Mar-03

                                                                                                         Voting Authority
                                                                                                         ----------------
                                      Title
                                       of                     Value   Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                        Class    CUSIP        (x$1000)  Prn Amt   Prn  Call   Dscretn   Managers  Sole  Shared   None
--------------                        -----    -----        --------  -------   ---  ----   -------   --------  ----  ------   ----
3TEC ENERGY CORP                      COM    88575R308        602      40000    SH          Defined                   40000
ADOLPH COORS CO CL B                  COM    217016104       2303      47486    SH          Defined                   47486
AIRBORNE FREIGHT CORP                 COM    009266107       1177      60000    SH          Defined                   60000
ALLEN TELECOM INC                     COM    018091108        829      85000    SH          Defined                   85000
AMERADA HESS                          COM    023551104        876      19794    SH          Defined                   19794
APPLE COMPUTER                        COM    037833100       1274      90133    SH          Defined                   90133
AT&T CORP WIRELESS GROUP              COM    001957406        804     121799    SH          Defined                  121799
BAKER HUGHES INC.                     COM    057224107       1131      37800    SH          Defined                   37800
BAXTER INTL INC CONTINGENT PAY        COM    071813125          0      25000    SH          Defined                   25000
BAY VIEW CAPITAL CORP                 COM    07262L101       2759     506170    SH          Defined                  506170
BOEING CO.                            COM    097023105        589      23517    SH          Defined                   23517
CANADIAN LIFE FIN'L                   COM    135113108       1182      40000    SH          Defined                   40000
CASUAL MALE RETAIL GROUP              COM    148711104        251      83320    SH          Defined                   83320
CELESTICA INC                         COM    15101Q108        534      46748    SH          Defined                   46748
CELL PATHWAYS INC -NEW                COM    15114R101         47      50000    SH          Defined                   50000
COLUMBIA BANKING SYSTEMS INC.         COM    197236102        415      30175    SH          Defined                   30175
CONAGRA,INC.                          COM    205887102       1506      75000    SH          Defined                   75000
DADE BEHRING HOLDINGS INC             COM    23342J206       1562      83311    SH          Defined                   83311
DELPHI AUTOMOTIVE SYS                 COM    247126105        370      54189    SH          Defined                   54189
DEVON ENERGY CORP                     COM    251799102       1909      39584    SH          Defined                   39584
DISNEY (WALT) CO.                     COM    254687106        766      45000    SH          Defined                   45000
DOW CHEMICAL CO.                      COM    260543103       1151      41696    SH          Defined                   41696
DREYERS GRAND ICE CREAM INC           COM    261878102       2710      39100    SH          Defined                   39100
DUPONT CANADA INC CL A SER 1          COM    265902106        363      25000    SH          Defined                   25000
EMCOR GROUP INC.                      COM    29084Q100       1824      37800    SH          Defined                   37800
ENPRO IND INC                         COM    20355X107        127      31967    SH          Defined                   31967
ENZON INC                             COM    293904108        284      25000    SH          Defined                   25000
EQUITABLE RESOURCES INC               COM    294549100       1293      34459    SH          Defined                   34459
FAIRCHILD SEMICONDUCTOR INTL C        COM    303726103        504      48220    SH          Defined                   48220
FIRST NIAGARA FINANCIAL GROUP         COM    33582V108       2434     207135    SH          Defined                  207135
FIRST VA BANKS INC                    COM    337477103       1471      37500    SH          Defined                   37500
FLEET BOSTON FINANCIAL CORP.          COM    339030108        798      33434    SH          Defined                   33434
FLEXTRONICS INTL                      COM    Y2573F102        721      82725    SH          Defined                   82725
GENERAL MOTORS                        COM    370442105       1154      34321    SH          Defined                   34321
GENERAL MOTORS CLASS H                COM    370442832        392      35000    SH          Defined                   35000
GENESIS MICROCHIP INC.                COM    37184C103        524      42000    SH          Defined                   42000
GLOBALSANTAFE CORP.                   COM    G3930E101       1351      65420    SH          Defined                   65420
GOODRICH CORP (FORM BF GOODRIC        COM    382388106        963      68517    SH          Defined                   68517
HALLIBURTON COMPANY                   COM    406216101        873      42097    SH          Defined                   42097
HISPANIC BROADCASTING CORP            COM    43357B104        527      25500    SH          Defined                   25500
HOLLY CORP                            COM    435758305        430      15000    SH          Defined                   15000
HONEYWELL                             COM    438506107       2073      97064    SH          Defined                   97064
HOUSEHOLD INTERNATIONAL               COM    441815107       3054     108000    SH          Defined                  108000
HSBC HOLDINGS PLC ADR                 COM    404280406       2300      45000    SH          Defined                   45000
INSIGNIA FIN'L GROUP INC              COM    45767A105        536      49000    SH          Defined                   49000
INTEL CORP.                           COM    458140100        450      27666    SH          Defined                   27666
KERR MCGEE CORP                       COM    492386107        949      23369    SH          Defined                   23369
KFX INC (RESTRICTED)                  COM    9K999E745        251     100000    SH          Defined                  100000
MCGRAW HILL COMPANIES INC             COM    580645109       1811      32574    SH          Defined                   32574
MERRILL LYNCH                         COM    590188108       1679      47420    SH          Defined                   47420
METRO GOLDWYN MAYER INC               COM    591610100       1106     105360    SH          Defined                  105360
METROPOLITAN FIN'L CORP               COM    59189N108         89      18200    SH          Defined                   18200
MICROSOFT CORP.                       COM    594918104        504      20815    SH          Defined                   20815
MILLENIUM CHEMICALS INC               COM    599903101        360      30807    SH          Defined                   30807
NATIONAL OILWELL                      COM    637071101        523      23367    SH          Defined                   23367

                                                                                                         Voting Authority
                                                                                                         ----------------
                                      Title
                                       of                     Value   Shares/   Sh/  Put/   Invstmt   Other
Name of Issuer                        Class    CUSIP        (x$1000)  Prn Amt   Prn  Call   Dscretn   Managers  Sole  Shared   None
--------------                        -----    -----        --------  -------   ---  ----   -------   --------  ----  ------   ----
NCS ESCROW SHARES                     COM    628ESC998          0      50000    SH          Defined                   50000
NETRO CORPORATION                     COM    64114R109        202      75000    SH          Defined                   75000
NETWORK ASSOC INC                     COM    640938106        317      22943    SH          Defined                   22943
NOKIA CORP SPONSORED ADR              COM    654902204        755      53915    SH          Defined                   53915
NPS PHARMACEUTICALS                   COM    62936p103        386      25000    SH          Defined                   25000
OCEAN ENERGY INC                      COM    67481E106       2657     132828    SH          Defined                  132828
OPENWAVE SYSTEMS INC                  COM    683718100        489     344378    SH          Defined                  344378
PANAMERICAN BEVERAGES INC             COM    P74823108        541      25000    SH          Defined                   25000
PFIZER,INC.                           COM    717081103       2817      90400    SH          Defined                   90400
PHARMACIA CORP                        COM    71713U102       2882      66562    SH          Defined                   66562
PIONEER NATIONAL RESOURCES            COM    723787107        587      23367    SH          Defined                   23367
PLAYTEX PRODUCTS INC                  COM    72813P100        240      28600    SH          Defined                   28600
PNC BANCORP                           COM    693475105       3797      89586    SH          Defined                   89586
PRECISE SOFTWARE SOLUTIONS            COM                     998      60000    SH          Defined                   60000
PRICE COMMUNICATIONS                  COM    741437305       1575     131648    SH          Defined                  131648
PROBUSINESS SOURCES                   COM    742674104        599      45000    SH          Defined                   45000
QUANTA SERVICES INC                   COM    74762E102        621     194008    SH          Defined                  194008
QUANTUM COMMON                        COM    747906204        572     158513    SH          Defined                  158513
QUINTILES TRANSNATIONAL CORP.         COM    748767100        973      80000    SH          Defined                   80000
RAYOVAC CORP                          COM    755081106        435      39587    SH          Defined                   39587
ROHM & HAAS CO                        COM    775371107       1178      39544    SH          Defined                   39544
RSA SECURITY INC                      COM    749719100        537      75642    SH          Defined                   75642
SCHLUMBERGER LTD.                     COM    806857108        888      23367    SH          Defined                   23367
SCIOS NOVA INC                        COM    808905103       1101      25000    SH          Defined                   25000
TEMPLE INLAND INC                     COM    879868107        875      23400    SH          Defined                   23400
TENET HEALTHCARE CORP                 COM    88033G100        660      39546    SH          Defined                   39546
TEXAS INSTRUMENTS INCORPORATED        COM    882508104        342      20881    SH          Defined                   20881
ULTRA PETROLEUM CORP                  COM    903191409        749      84804    SH          Defined                   84804
UNITED PARCEL INC.                    COM    911312106       2254      39544    SH          Defined                   39544
UTSTARCOM INC.                        COM    918076100       1324      66235    SH          Defined                   66235
VERITAS SOFTWARE CO.                  COM    923436109        522      29695    SH          Defined                   29695
WALLACE COMPUTER SVCS INC             COM    932270010       1146      46000    SH          Defined                   46000
WARNACO GROUP INC CL A NEW            COM    934390402        675      67798    SH          Defined                   67798
WHITMAN EDUCATION GROUP INC           COM    966524100        272      20000    SH          Defined                   20000
WILLIAMS CO.'S                        COM    969457100        442      96500    SH          Defined                   96500
XTO ENERGY INC.                       COM    98385X106       1014      53378    SH          Defined                   53378
KFX INC WARRANTS EXP 2008                    kfx warra          0      20000    SH          Defined                   20000
REPORT SUMMARY                            92 DATA RECORDS   91891                0          OTHER MANAGERS ON WHOSE BEHALF
                                                                                            REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.